Investments (Tables)	12 Months Ended
Dec. 31, 2022
Investments [Abstract]
Disclosure Of Investments

	As at December 31, 2022	As at December 31, 2021
Level 1 investments	71,979	16,391
Level 3 investments	13,985	15,000
	85,964	31,391